Related party balances and transactions (Details 1) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Beginning balance	$ (17,632,181)	$ (17,632,181)
Write off	17,632,181
Ending balance		$ (17,632,181)